Disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Disposal groups classified as held for sale
Assets	€ 30,887,005	€ 33,566,579	€ 32,510,801
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets	44,690	161,013
Disposal group classified as held for sale in Kazakhstan | Care Delivery | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets	€ 2,347	€ 82,544